Related Party Transactions - Summary of Key Management Personnel Compensation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Related Party Transactions [Abstract]
Salaries and other short-term employee benefits	$ 1,293	$ 38,684	$ 38,227	$ 33,072
Post-employment benefits	18	522	486	432
Share-based payments	209	6,264	9,366	8,120
Key management personnel compensation	$ 1,520	$ 45,470	$ 48,079	$ 41,624